RESTRUCTURING - Narrative (Details) $ in Thousands	12 Months Ended
	Oct. 29, 2017 USD ($)	Oct. 30, 2016 USD ($) manufacturing_facility	Nov. 01, 2015 USD ($)
Business Combination Segment Allocation [Line Items]
Accrued severance	$ 4,700	$ 3,600
Restructuring costs	$ 4,697
Restructuring and related activities, completion period	18 months
Engineered Building Systems
Business Combination Segment Allocation [Line Items]
Accrued severance	$ 3,200	1,000
Metal Components
Business Combination Segment Allocation [Line Items]
Accrued severance	1,200	$ 1,700	$ 2,000
Number of manufacturing facilities closed | manufacturing_facility		2
Impairment of assets			5,800
Corporate
Business Combination Segment Allocation [Line Items]
Accrued severance	300	$ 900
Metal Coil Coating
Business Combination Segment Allocation [Line Items]
Accrued severance			300
Other restructuring costs
Business Combination Segment Allocation [Line Items]
Restructuring costs	683	$ 600
General severance
Business Combination Segment Allocation [Line Items]
Restructuring costs	$ 1,539
Severance and facility costs			1,600
General severance | Engineered Building Systems
Business Combination Segment Allocation [Line Items]
Accrued severance			$ 1,200